Financial Risk Management - Other Price Risk (Details) - Other price risk	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	2.00%	6.00%
Reasonably possible decrease in risk variable percent	2.00%	6.00%